Insurance Contracts_Sensitivity Analysis Of Non life Insurance Risk(Details) - Non-life insurance ₩ in Millions	Dec. 31, 2017 KRW (₩)
Surrenders and termination rates | Bottom Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)
2017 Effect on LAT	₩ (334,351)
Surrenders and termination rates | Top Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%
2017 Effect on LAT	₩ 373,772
Loss ratio | Bottom Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)
2017 Effect on LAT	₩ (3,146,419)
Loss ratio | Top Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%
2017 Effect on LAT	₩ 3,146,419
Insurance operating expenses ratio | Bottom Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(10.00%)
2017 Effect on LAT	₩ (276,741)
Insurance operating expenses ratio | Top Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	10.00%
2017 Effect on LAT	₩ 276,741
Discount rate | Bottom Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	(0.50%)
2017 Effect on LAT	₩ 1,367,045
Discount rate | Top Of Range Member [Member]
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk LineItems[Line Items]
Assumption change	0.50%
2017 Effect on LAT	₩ (1,087,451)